SHAREHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14 — SHAREHOLDERS’ EQUITY

The Company is authorized to issue 400,000,000 shares of common stock, par value of $0.0001 per share (“Common Stock”), and 20,000,000 shares of undesignated preferred stock, par value of $0.0001 per share.

In February 2025, the Company issued 860,435 shares of common stock, with no proceeds, to Mehana Capital LLC as incentive shares pursuant to the Non-Redemption Agreements entered into in May 2023 by and among Pono, Mehana Capital LLC, and certain unaffiliated stockholders, including Wolverine Flagship Fund Trading Limited, Amethyst Arbitrage International Master Fund, Radcliffe SPAC Master Fund, L.P., and Verition Multi-Strategy Master Fund Ltd.

As of March 31, 2025 and December 31, 2024, there were 103,881,251 and 103,020,816 shares issued, 103,611,251 and 102,750,816 shares outstanding, respectively, and no preferred stock issued and outstanding.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14 — SHAREHOLDERS’ EQUITY (cont.)

Stock-based compensation

The following table summarizes the stock option/warrant activities and related information for the three months ended March 31, 2025 and 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
As of January 1, 2024	4,918,998	$0.0064	10.00	$—
Granted	449,190	0.0001	10.00	—
Exercised	—	—	—	—
Forfeited/Cancelled	(449,190)	0.0001	—	—
As of March 31, 2024	4,918,998	$0.0064	10.00	$—

As of January 1, 2025	12,134,375	$11.50	4.80	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
As of March 31, 2025	12,134,375	$11.50	4.55	$—
Vested and exercisable as of March 31, 2025	12,134,375	$11.50	4.55	$—

NOTE 16 — SHAREHOLDERS’ EQUITY

The Company is authorized to issue 400,000,000 shares of common stock, par value of $0.0001 per share (“Common Stock”), and 20,000,000 shares of undesignated preferred stock, par value of $0.0001 per share.

Shares issued under Pono Merger

On September 17, 2024, upon the consummation of Pono Merger, the Company issued 94,192,433 shares of common stock to the former shareholder of SBC USA as merger consideration, and the Company gave effect to the issuance of 5,080,820 shares of common stock for the Class A common stock that were previously issued by Pono and outstanding at the closing date of Pono Merger. In addition, Pono Promissory Note of $2,700,000 was automatically converted to 270,000 shares of common stock, held by SBC USA, which were recorded as treasury stock on the consolidated balance sheets.

On September 18, 2024, the Company issued 339,565 shares of common stock for no proceeds as follows: (i) 83,250 shares to Wolverine Flagship Fund Trading Limited, (ii) 96,030 shares to Amethyst Arbitrage International Master Fund, (iii) 100,000 shares to Radcliffe SPAC Master Fund, L.P. and (iv) 60,285 shares to Verition Multi-Strategy Master Fund Ltd. as incentive shares pursuant to the Non-Redemption Agreements, entered into in May 2023, by and among Pono, Mehana Capital LLC and certain unaffiliated stockholders, including Wolverine Flagship Fund Trading Limited, Amethyst Arbitrage International Master Fund, Radcliffe SPAC Master Fund, L.P. and Verition Multi-Strategy Master Fund Ltd (“Non-Redemption Agreements”).

As of December 31, 2024 and December 31, 2023, there were 103,020,816 and 94,192,433 shares issued, 102,750,816 and 94,192,433 shares outstanding, respectively, and no preferred stock issued and outstanding, after giving retrospective effects of reverse recapitalization on September 17, 2024.

Stock-based compensation

 On November 18, 2022 (“Effective Date”), the Company entered into a Common Stock Purchase Warrant Agreement (the “Warrant Agreement”) with HeartCore Enterprise, Inc. (“HeartCore”) pursuant to which it agreed to compensate HeartCore with common stock purchase warrants (the “Warrants”) in exchange for professional services to be provided by HeartCore in connection with its merger or other transaction with a special purpose acquisition company (“SPAC”) wherein the Company becomes a subsidiary of the SPAC (the “Merger”). The Warrants were fully vested as of the Effective Date, however, HeartCore can exercise the Warrants in 10 years only upon the Company’s consummation of the Merger or the occurrence of other fundamental events defined in the Warrant Agreement to purchase 2.7% of the fully diluted shares of the Company’s common stock as of the date of the Merger, for an exercise price per share of $0.01. As the performance condition of exercisability was satisfied upon the consummation of Pono Merger, the Company recognized stock-based compensation of $13,022,692 during the year ended December 31, 2024. On September 27, 2024, the Warrants were fully exercised, and 3,137,998 shares of common stock were issued.

In January 2024, the Company terminated 449,190 common stock options granted to doctors of related-party MCs (the “Holders”) in September 2023. In connection with the termination, the Company entered into a common stock purchase warrant agreement (the “Warrant Agreement III”) pursuant to which the Company issued to the Holders warrants to acquire an equal number of shares of common stock as previously subject to the options issued to each of the Holders in September 2023. The warrants may be exercised on the three-month, fifteen-month, and twenty-seven-month anniversary of the date of the Company completes its merger or other transaction with a special purpose acquisition company (“SPAC”) wherein the Company becomes a subsidiary of the SPAC (the “Merger”) or the occurrence of other fundamental events defined in the Warrant Agreement III (the “Trigger Date”), to acquire an amount equal to one-third of the applicable shares of common stock, respectively, with an exercise price per share of $0.0001. The warrants were fully vested on the grant date and will expire on the tenth anniversary of the Trigger Date.

In June and July 2024, the Company terminated all common stock options and warrants ever granted, except for Warrants granted to HeartCore in November 2022.

As of December 31, 2024 and 2023, there were nil and 1,131,810 common stock options and warrants granted to related parties of the Company, respectively.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 16 — SHAREHOLDERS’ EQUITY (cont.)

The following table summarizes the stock option/warrant activities and related information for the years ended December 31, 2024 and 2023:

	Number of Warrants*	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
As of January 1, 2023	3,137,998	$0.01	10.00	$—
Granted	1,781,000	0.0001	10.00	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
As of December 31, 2023	4,918,998	$0.0064	10.00	$—
Granted	449,190	0.0001	10.00	—
Additions pursuant to Pono Merger**	12,134,375	11.50	5.00	—
Exercised	(3,137,998)	0.01	—	—
Forfeited/Cancelled	(2,230,190)	0.0001	—	—
As of December 31, 2024**	12,134,375	$11.50	4.80	$—
Vested and exercisable as of December 31, 2024	12,134,375	$11.50	4.80	$—

*	The number of Warrants granted to HeartCore was updated to reflect the adjustment upon the consummation of Pono Merger.

**	As of December 31, 2024, there were 12,134,375 warrants issued by Pono, prior to Pono Merger, among which 11,500,000 warrants were issued through its initial public offering (“IPO”) (“Public Warrants”) and 634,375 were issued through a private placement (“Placement Warrants”). Each warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share at any time commencing on October 17, 2024 until October 17, 2029, or earlier upon redemption or liquidation.

The fair value of the stock-based compensation recognized in the consolidated financial statements was estimated using the binomial option pricing model, and based on the equity value estimated using 1) income approach with the discounted cash flow valuation method, which requires management to make significant estimates and assumptions related to forecasted revenues and cash flows and the discount rates, and 2) market approach with metrics of publicly traded companies or historically completed transactions of comparable businesses, with the assistance of an independent valuation specialist. The Company applied a weighting to the income approach and market approach to determine the fair value.